OTHER PAYABLES AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Accrued expenses and other	$ 8,987	$ 9,749
Subcontractors accrual	2,344	2,494
Accrued taxes	18,950	3,264
Total other payables and accrued expenses	$ 30,281	$ 15,507